Income Taxes - Schedule of Statutory Effective Tax Rate (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Schedule of Statutory Effective Tax Rate [Abstract]
Current income tax expenses				$ 20,597	$ 15,076		$ 112,457
Deferred income tax expenses (benefit)	(12,860)	(10,111)	76,053	(186,547)	(136,544)	478,009	(1,402)
Income tax expenses (benefit)	(12,860)	(10,111)	76,053	(165,950)	(121,468)	478,009	111,055
Income (Loss) before tax	$ (520,973)	$ (409,603)	$ 323,477	$ (1,197,088)	$ (876,218)	$ 2,868,175	$ 728,780
Singapore statutory income tax rate	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%
Income tax expenses (benefit) computed at statutory rate	$ (88,566)	$ (69,633)	$ 54,991
Non-deductible expenses	2,285	1,797	3,948	$ 5,916	$ 4,331	$ 7,530	$ 4,587
Effect of different tax rates in other jurisdictions	73,421	57,725		31,639	23,158
Others			17,114			(17,111)
Income tax expenses (benefit)	$ (12,860)	$ (10,111)	$ 76,053	$ (165,950)	$ (121,468)	$ 478,009	$ 111,055